Income taxes (Details 2) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income taxes
Net operating loss carry-forward	$ 469,914	$ 223,633
Valuation allowance	(469,914)	(223,633)
Net deferred tax asset (liability)	$ 0	$ 0